LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2020
LONG-TERM DEPOSITS
LONG-TERM DEPOSITS

NOTE 7. LONG-TERM DEPOSITS

Long-term deposits consisted of the following:

	As of December 31,
	2020	2019
Office rental deposits	$19,924	$18,635
Total	$19,924	$18,635

The office rental deposits were made under the non-cancelable operating lease agreement that expires on March 31, 2022 and are refundable at the end of the lease term.